Cash and cash equivalents (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents
Cash and bank deposits	R$ 160.4	R$ 156.9
Cash equivalents
Bank Deposit Certificate - CDB	290.8	392.3
Investments funds	311.1
Total cash and cash equivalents	R$ 762.3	R$ 549.2	R$ 636.5	R$ 389.0